PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5:-	PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Machinery and manufacturing equipment, net (1)	$231,914	$218,610
Office equipment and furniture	14,828	12,757
Motor vehicles	1,043	855
Buildings and leasehold improvements	106,422	99,607
Prepaid expenses related to operating lease (2)	939	939

	355,146	332,768

Accumulated depreciation	132,328	107,330

Depreciated cost	$222,818	$225,438

(1)	Presented net of investment grants received in the total amount of $7,830.

(2)
Until 2012, the Company leased land from the Israel Lands Administration ("ILA") for its Bar-Lev manufacturing facility. The lease term started on February 6, 2005. The lease is for an initial non-cancellable term of 49 years, with a renewal option of an additional 49 years. The Company analyzed the conditions set forth in ASC 840-10 and classified the land as an operating lease (since the land is not transferred to the Company at the end of the lease nor is there any option to buy the land from the ILA at any point). All payments on account of the initial term were paid in advance (based on discounted values) at the beginning of the lease, and included in the minimum lease payments to be amortized. The prepaid expenses are amortized through the term of the lease, based on the straight-line method (including the bargain renewal option term). See also note 13(d).

Depreciation expense were $25,929, $19,243 and $13,974 for the years ended December 31, 2016, 2015 and 2014, respectively.